BALANCE SHEET DETAILS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Details [Line Items]
Prepaid expenses and other current assets	$ 386	$ 198	$ 106
Prepaid expenses
Balance Sheet Details [Line Items]
Prepaid expenses and other current assets		55	92
Short-term deposits
Balance Sheet Details [Line Items]
Prepaid expenses and other current assets		97	0
Other
Balance Sheet Details [Line Items]
Prepaid expenses and other current assets		$ 46	$ 14